Nature of Operations	6 Months Ended
Jan. 31, 2022
Nature Of Operations
Nature of Operations

1. Nature of Operations

BriaCell Therapeutics Corp. (“BriaCell”, the “Company”) was incorporated under the Business Corporations Act (British Columbia) on July 26, 2006 and is listed on the Toronto Stock Exchange under the symbol “BCT.V”, and as of February 24, 2021, on the Nasdaq Capital Market under the symbols “BCTX” and “BCTXW”. The Company is developing a new therapy for advanced breast cancer. The Company’s head office in Canada is located at Suite 300 – 235 West 15th Street, West Vancouver, British Columbia, V7T 2X1 and in the United States, the Company has an office located at 2929 Arch Street, 4th Floor, Philadelphia, PA 19104. These condensed interim consolidated financial statements were authorized for issue by the Board of Directors on March 14, 2022.